GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 52.8%
FHLMC
$3,454	7.500%	12/01/29	$ 3,679
1,056	5.000	10/01/33	1,080
1,437	5.000	07/01/35	1,472
2,094	5.000	12/01/35	2,140
418	5.000	03/01/38	431
904	5.000	06/01/41	930
4,869	4.500	08/01/48	4,838
5,485	4.500	11/01/48	5,449
607,059	3.000	09/01/49	553,563
442,104	4.000	03/01/50	429,292
920,388	4.500	03/01/50	916,466
308,154	3.000	10/01/50	279,651
988,683	2.500	02/01/51	855,974
1,983,183	2.000	05/01/51	1,642,575
944,905	2.500	05/01/51	817,607
945,034	2.500	05/01/51	822,170
887,661	2.500	09/01/51	768,928
3,975,926	2.000	03/01/52	3,285,613
1,981,703	2.000	04/01/52	1,638,252
780,665	4.500	04/01/52	767,702
606,823	4.500	06/01/52	598,532
355,689	4.500	06/01/52	352,339
426,567	6.000	12/01/52	445,013
FNMA
32	5.500	09/01/23	32
66	5.500	09/01/23	66
32	5.500	10/01/23	32
254	4.500	07/01/24	254
1,167	9.000	11/01/25	1,179
10,338	7.000	08/01/26	10,552
3,219	8.000	10/01/29	3,385
848	8.500	04/01/30	913
1,597	8.000	05/01/30	1,650
3,184	8.000	08/01/32	3,449
4,129	4.500	08/01/39	4,153
13,786	3.000	01/01/43	12,891
7,345	3.000	01/01/43	6,864
65,228	3.000	03/01/43	60,720
21,203	3.000	03/01/43	19,704
8,642	3.000	03/01/43	8,080
8,284	3.000	04/01/43	7,698
15,822	3.000	04/01/43	14,703
19,008	3.000	04/01/43	17,664
11,052	3.000	04/01/43	10,271
79,818	3.000	04/01/43	74,175
44,741	3.000	05/01/43	41,577
40,191	3.000	05/01/43	37,350
10,680	3.000	05/01/43	9,925
291,398	4.000	12/01/44	285,207

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA (continued)
$248,079	4.500%	04/01/45	$ 250,180
30,415	4.500	05/01/45	30,663
894,687	3.500	07/01/45	845,778
586,075	4.000	08/01/45	573,075
142,138	4.000	02/01/48	138,496
166,194	4.000	03/01/48	161,833
3,214	4.000	07/01/48	3,127
10,477	4.000	07/01/48	10,208
284,305	4.500	07/01/48	282,449
185,548	4.000	08/01/48	180,562
152,808	5.000	11/01/48	156,462
2,003,755	2.000	10/01/50	1,662,745
618,629	3.000	10/01/50	562,567
616,011	3.000	10/01/50	559,031
468,246	3.000	10/01/50	425,812
2,001,978	2.000	11/01/50	1,661,270
78,861	2.500	03/01/51	68,707
99,352	2.500	09/01/51	86,342
396,668	2.500	10/01/51	345,809
179,001	2.500	11/01/51	155,450
231,670	2.500	11/01/51	201,850
1,972,549	2.000	03/01/52	1,630,685
1,926,983	2.000	06/01/52	1,592,414
957,920	4.500	08/01/52	948,599
1,538,338	6.000	11/01/52	1,598,612
4,000,000	2.500	TBA-30yr(a)	3,447,656
4,000,000	3.500	TBA-30yr(a)	3,714,998
4,000,000	4.000	TBA-30yr(a)	3,825,313
7,000,000	5.000	TBA-30yr(a)	6,980,036
1,000,000	6.500	TBA-30yr(a)	1,031,951
FNMA Series 2012-111, Class B
5,219	7.000	10/25/42	5,667
FNMA Series 2012-153, Class B
14,110	7.000	07/25/42	15,557
FTMA
443,351	4.000	01/01/46	432,407
GNMA
84	7.000	10/15/25	84
1,633	7.000	11/15/25	1,643
51	7.000	02/15/26	51
537	7.000	04/15/26	543
601	7.000	04/15/26	604
677	7.000	03/15/27	682
296	7.000	11/15/27	297
1,496	7.000	11/15/27	1,543
3,580	7.000	02/15/28	3,649
561	7.000	04/15/28	565
73	7.000	05/15/28	75
1,499	7.000	06/15/28	1,537

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA (continued)
$1,576	7.000%		07/15/28	$ 1,613
643	7.000		07/15/28	661
6,572	7.000		09/15/28	6,738
47,374	6.000		08/20/34	49,195
40,513	5.000		06/15/40	41,678
171,335	4.000		08/20/43	168,696
64,543	4.000		10/20/45	63,448
193,724	3.500		04/20/47	184,438
239,905	3.500		12/20/47	228,405
985,360	4.000		07/20/48	960,331
33,110	5.000		08/20/48	33,646
107,293	4.500		09/20/48	106,928
114,481	5.000		10/20/48	116,158
321,874	5.000		11/20/48	326,589
40,368	5.000		12/20/48	40,921
249,250	4.500		01/20/49	248,246
34,440	4.500		03/20/49	34,301
694,479	3.000		08/20/49	638,658
227,156	4.500		10/20/49	226,823
448,858	3.000		03/20/50	412,001
224,573	4.500		03/20/50	222,335
700,511	3.500		02/20/51	663,859
881,152	3.000		11/20/51	804,458
531,473	3.000		02/20/52	484,220
987,846	4.500		09/20/52	973,064
977,690	4.500		10/20/52	963,060
1,000,000	2.500		TBA-30yr(a)	880,186
2,000,000	3.000		TBA-30yr(a)	1,819,332
1,000,000	4.000		TBA-30yr(a)	962,669
1,000,000	4.500		TBA-30yr(a)	984,959
2,000,000	5.500		TBA-30yr(a)	2,022,927

TOTAL MORTGAGE-BACKED SECURITIES (Cost $63,516,766)				$ 63,094,317

Corporate Bonds – 28.7%
Aerospace/Defense – 0.8%
Boeing Co. (The)
$50,000	3.450	%(b)	11/01/28	$ 46,236
25,000	5.150	(b)	05/01/30	25,159
25,000	3.250	(b)	02/01/35	20,391
325,000	5.705	(b)	05/01/40	327,873
100,000	5.805	(b)	05/01/50	100,543
Lockheed Martin Corp.
150,000	5.250		01/15/33	159,967
Northrop Grumman Corp.
50,000	2.930	(b)	01/15/25	48,469
75,000	3.250	(b)	01/15/28	71,270
25,000	4.750		06/01/43	24,063
50,000	5.250	(b)	05/01/50	51,718

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Aerospace/Defense – (continued)
Raytheon Technologies Corp.
$50,000	3.950	%(b)	08/16/25	$ 49,362
50,000	4.125	(b)	11/16/28	49,271
25,000	4.050	(b)	05/04/47	21,681

				996,003

Agriculture – 0.2%
Archer-Daniels-Midland Co.
25,000	3.250	(b)	03/27/30	23,287
100,000	2.900	(b)	03/01/32	88,806
Philip Morris International, Inc.
50,000	5.625	(b)	11/17/29	52,259
100,000	5.750	(b)	11/17/32	104,905

				269,257

Auto Manufacturers – 0.5%
General Motors Co.
25,000	4.000		04/01/25	24,352
General Motors Financial Co., Inc.
125,000	4.300	(b)	07/13/25	122,150
125,000	1.500	(b)	06/10/26	111,325
125,000	2.350	(b)	01/08/31	98,734
358,000	2.700	(b)	06/10/31	287,063

				643,624

Banks – 5.6%
Bank of America Corp.
(SOFR + 1.29%)
140,000	5.080	(b)(c)	01/20/27	139,696
(SOFR + 2.04%)
305,000	4.948	(b)(c)	07/22/28	303,402
(3M USD LIBOR + 1.04%)
85,000	3.419	(b)(c)	12/20/28	79,039
(SOFR + 2.15%)
175,000	2.592	(b)(c)	04/29/31	148,220
(SOFR + 1.22%)
110,000	2.299	(b)(c)	07/21/32	88,637
(SOFR + 1.33%)
75,000	2.972	(b)(c)	02/04/33	63,209
(SOFR + 1.83%)
290,000	4.571	(b)(c)	04/27/33	275,884
(SOFR + 2.16%)
165,000	5.015	(b)(c)	07/22/33	162,984
(US 5 Year CMT T-Note + 1.20%)
100,000	2.482	(b)(c)	09/21/36	75,754
Bank of America Corp.(c), GMTN
(3M USD LIBOR + 1.37%)
25,000	3.593		07/21/28	23,503
Bank of America Corp., Series L
25,000	4.183		11/25/27	24,180
Bank of America Corp., MTN
45,000	3.248	(b)	10/21/27	42,405

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.58%)
$75,000	3.824	%(b)(c)	01/20/28	$ 71,535
(SOFR + 1.05%)
400,000	2.551	(b)(c)	02/04/28	364,098
(3M USD LIBOR + 1.31%)
50,000	4.271	(b)(c)	07/23/29	48,124
(3M USD LIBOR + 1.19%)
50,000	2.884	(b)(c)	10/22/30	43,483
(SOFR + 1.53%)
50,000	1.898	(b)(c)	07/23/31	40,086
Bank of New York Mellon Corp. (The)(c)
(SOFR + 1.76%)
20,000	4.596		07/26/30	19,651
Citigroup, Inc.
220,000	3.400		05/01/26	209,996
150,000	4.450		09/29/27	145,471
(SOFR + 1.42%)
75,000	2.976	(b)(c)	11/05/30	65,731
(SOFR + 1.35%)
200,000	3.057	(b)(c)	01/25/33	169,721
(SOFR + 2.09%)
165,000	4.910	(b)(c)	05/24/33	161,713
Fifth Third Bancorp
30,000	2.375		01/28/25	27,873
Huntington Bancshares, Inc.
50,000	4.000		05/15/25	47,168
JPMorgan Chase & Co.
(3M USD LIBOR + 0.73%)
25,000	3.559	(b)(c)	04/23/24	24,971
(3 Mo. LIBOR + 0.89%)
25,000	3.797	(b)(c)	07/23/24	24,868
(3 Mo. LIBOR + 1.00%)
50,000	4.023	(b)(c)	12/05/24	49,496
(SOFR + 1.16%)
125,000	2.301	(b)(c)	10/15/25	119,502
(3M USD LIBOR + 1.25%)
100,000	3.960	(b)(c)	01/29/27	97,034
15,000	3.625	(b)	12/01/27	14,349
(3M USD LIBOR + 1.34%)
972,000	3.782	(b)(c)	02/01/28	930,238
(3M USD LIBOR + 0.95%)
45,000	3.509	(b)(c)	01/23/29	42,145
(3M U.S. T-Bill MMY + 3.79%)
25,000	4.493	(b)(c)	03/24/31	24,308
(SOFR + 2.04%)
25,000	2.522	(b)(c)	04/22/31	21,383
(SOFR + 1.26%)
150,000	2.963	(b)(c)	01/25/33	128,395

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(SOFR + 2.08%)
$165,000	4.912	%(b)(c)	07/25/33	$ 164,055
JPMorgan Chase & Co.(c), Series HH
(SOFR + 3.13%)
74,000	4.600		08/01/69	69,126
Morgan Stanley
25,000	3.625		01/20/27	24,059
(SOFR + 1.30%)
213,000	5.050	(b)(c)	01/28/27	212,601
20,000	3.950		04/23/27	19,320
(SOFR + 1.00%)
200,000	2.475	(b)(c)	01/21/28	182,866
(SOFR + 2.08%)
165,000	4.889	(b)(c)	07/20/33	161,956
(SOFR + 1.36%)
150,000	2.484	(b)(c)	09/16/36	113,441
Morgan Stanley, GMTN
(3M USD LIBOR + 1.63%)
25,000	4.431	(b)(c)	01/23/30	24,063
(SOFR + 1.14%)
400,000	2.699	(b)(c)	01/22/31	344,366
Morgan Stanley, MTN
(SOFR + 1.15%)
75,000	2.720	(b)(c)	07/22/25	72,351
(SOFR + 3.12%)
50,000	3.622	(b)(c)	04/01/31	45,774
(SOFR + 1.03%)
75,000	1.794	(b)(c)	02/13/32	58,888
Wells Fargo & Co.
175,000	3.000		10/23/26	163,617
Wells Fargo & Co., GMTN
50,000	4.300		07/22/27	48,485
Wells Fargo & Co., MTN
25,000	3.750	(b)	01/24/24	24,696
(SOFR + 1.98%)
215,000	4.808	(b)(c)	07/25/28	212,370
(SOFR + 2.10%)
408,000	4.897	(b)(c)	07/25/33	397,961
(SOFR + 4.50%)
25,000	5.013	(b)(c)	04/04/51	23,525

				6,681,772

Beverages – 0.5%
Constellation Brands, Inc.
50,000	4.400	(b)	11/15/25	49,344
50,000	3.600	(b)	02/15/28	47,577
25,000	3.150	(b)	08/01/29	22,868
100,000	2.250	(b)	08/01/31	82,139
90,000	4.750	(b)	05/09/32	88,937

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc.
$225,000	4.597	%(b)	05/25/28	$ 224,520
25,000	3.800	(b)	05/01/50	19,913
100,000	4.500	(b)	04/15/52	88,886

				624,184

Biotechnology – 0.6%
Amgen, Inc.
70,000	3.125	(b)	05/01/25	67,950
239,000	5.250	(b)	03/02/30	244,192
100,000	4.200	(b)	03/01/33	95,864
238,000	5.250	(b)	03/02/33	244,433
Royalty Pharma PLC
75,000	1.200		09/02/25	68,029

				720,468

Building Materials – 0.3%
Carrier Global Corp.
150,000	2.493	(b)	02/15/27	139,115
75,000	2.722	(b)	02/15/30	65,877
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
25,000	4.900		12/01/32	25,326
Martin Marietta Materials, Inc.
175,000	3.200		07/15/51	123,722
Masco Corp.
50,000	1.500		02/15/28	42,679

				396,719

Chemicals – 0.3%
DuPont de Nemours, Inc.
50,000	4.493		11/15/25	49,961
Ecolab, Inc.
4,000	2.750		08/18/55	2,562
Huntsman International LLC
25,000	4.500		05/01/29	23,482
International Flavors & Fragrances, Inc.
75,000	1.832	(b)(d)	10/15/27	63,569
150,000	2.300	(b)(d)	11/01/30	120,472
50,000	3.268	(b)(d)	11/15/40	35,489
Sherwin-Williams Co. (The)
25,000	3.450	(b)	06/01/27	23,915
50,000	2.950	(b)	08/15/29	45,021

				364,471

Commercial Services – 0.5%
CoStar Group, Inc.(d)
100,000	2.800		07/15/30	83,772
Emory University, Series 2020
140,000	2.143		09/01/30	119,404
Global Payments, Inc.
50,000	2.650		02/15/25	47,586
PayPal Holdings, Inc.
150,000	1.650	(b)	06/01/25	140,775

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Commercial Services – (continued)
PayPal Holdings, Inc. – (continued)
$75,000	2.650	%(b)	10/01/26	$ 70,723
25,000	2.850	(b)	10/01/29	22,555
S&P Global, Inc.
75,000	4.250		05/01/29	73,961

				558,776

Computers – 0.6%
Apple, Inc.
325,000	2.450		08/04/26	309,506
Dell International LLC / EMC Corp.
18,000	5.450	(b)	06/15/23	17,994
52,000	5.850	(b)	07/15/25	52,858
125,000	6.020	(b)	06/15/26	128,296
25,000	5.300	(b)	10/01/29	25,158
Hewlett Packard Enterprise Co.
150,000	4.450	(b)	10/02/23	149,104
45,000	4.900	(b)	10/15/25	44,882

				727,798

Cosmetics / Personal Care – 0.3%
Colgate-Palmolive Co.
100,000	3.250		08/15/32	93,753
Kenvue, Inc.
150,000	4.900	(b)(d)	03/22/33	154,924
75,000	5.200	(b)(d)	03/22/63	77,636

				326,313

Diversified Financial Services – 0.5%
Air Lease Corp.
75,000	3.375		07/01/25	71,306
Air Lease Corp., GMTN
75,000	3.750		06/01/26	70,867
Air Lease Corp., MTN
75,000	2.300	(b)	02/01/25	71,032
75,000	2.875	(b)	01/15/26	69,921
Ally Financial, Inc.
25,000	1.450		10/02/23	23,996
American Express Co.
20,000	2.500	(b)	07/30/24	19,340
25,000	3.625	(b)	12/05/24	24,393
Aviation Capital Group LLC(d)
50,000	1.950		01/30/26	44,447
Capital One Financial Corp.
25,000	3.500		06/15/23	24,814
45,000	3.300	(b)	10/30/24	43,008
Discover Financial Services
75,000	3.750		03/04/25	71,137
Intercontinental Exchange, Inc.
50,000	3.000		06/15/50	35,309
Mastercard, Inc.
25,000	3.300		03/26/27	24,215

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Diversified Financial Services – (continued)
Nuveen LLC(d)
$25,000	4.000%		11/01/28	$ 23,920
Raymond James Financial, Inc.
25,000	4.650		04/01/30	24,671

				642,376

Electric – 1.2%
Alliant Energy Finance LLC(d)
25,000	3.750		06/15/23	24,874
American Electric Power Co., Inc.
50,000	2.300		03/01/30	42,178
Arizona Public Service Co.
45,000	2.950		09/15/27	41,688
Avangrid, Inc.
25,000	3.200		04/15/25	23,971
Berkshire Hathaway Energy Co.
25,000	3.250	(b)	04/15/28	23,897
50,000	3.700	(b)	07/15/30	47,516
Dominion Energy, Inc.(e)
50,000	3.071		08/15/24	48,600
Dominion Energy, Inc., Series C
25,000	3.375		04/01/30	22,659
Entergy Corp.
45,000	2.950		09/01/26	42,264
Exelon Corp.
50,000	4.050	(b)	04/15/30	47,672
25,000	4.700	(b)	04/15/50	22,672
FirstEnergy Corp.
100,000	2.650		03/01/30	85,545
FirstEnergy Corp., Series B
50,000	2.250		09/01/30	41,297
Florida Power & Light Co.
68,000	4.125		02/01/42	60,160
MidAmerican Energy Co.
25,000	3.650		04/15/29	23,888
NextEra Energy Capital Holdings, Inc.
70,000	1.900		06/15/28	61,576
NRG Energy, Inc.(d)
75,000	3.750		06/15/24	72,713
Ohio Power Co., Series P
25,000	2.600		04/01/30	21,745
Pacific Gas and Electric Co.
25,000	2.100	(b)	08/01/27	21,799
50,000	2.500	(b)	02/01/31	40,467
25,000	3.300	(b)	08/01/40	17,701
25,000	3.500	(b)	08/01/50	16,508
Progress Energy, Inc.
95,000	7.000		10/30/31	105,607
Southern California Edison Co., Series A
50,000	4.200		03/01/29	48,454

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Southern Co. (The)
$60,000	3.250%		07/01/26	$ 57,241
Virginia Electric and Power Co.
75,000	2.450		12/15/50	46,288
Vistra Operations Co. LLC(d)
125,000	3.550		07/15/24	120,744
Xcel Energy, Inc.
250,000	3.350		12/01/26	238,546

				1,468,270

Entertainment – 0.5%
Magallanes, Inc.
250,000	4.054	(b)(d)	03/15/29	232,482
375,000	4.279	(b)(d)	03/15/32	334,605

				567,087

Environmental Control – 0.3%
Republic Services, Inc.
75,000	2.500	(b)	08/15/24	72,680
100,000	1.750	(b)	02/15/32	80,198
Waste Connections, Inc.
51,000	4.200		01/15/33	48,879
Waste Management, Inc.
75,000	3.150	(b)	11/15/27	71,531
50,000	1.150	(b)	03/15/28	42,630
50,000	4.150	(b)	04/15/32	48,429

				364,347

Food – 0.2%
General Mills, Inc.
75,000	4.200		04/17/28	74,228
Kraft Heinz Foods Co.
95,000	3.750		04/01/30	90,033
Mars, Inc.
25,000	2.700	(b)(d)	04/01/25	24,019
25,000	3.200	(b)(d)	04/01/30	23,041
Sysco Corp.
25,000	6.600		04/01/50	28,483
Tyson Foods, Inc.
50,000	3.900		09/28/23	49,605

				289,409

Gas – 0.1%
East Ohio Gas Co. (The)
25,000	1.300	(b)(d)	06/15/25	22,972
25,000	2.000	(b)(d)	06/15/30	20,476
NiSource, Inc.
95,000	3.490	(b)	05/15/27	90,071
25,000	3.600	(b)	05/01/30	23,101

				156,620

Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
50,000	4.250%		11/15/28	$ 48,306

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Healthcare - Products – 0.4%
DH Europe Finance II Sarl
$75,000	2.200	%(b)	11/15/24	$ 72,006
25,000	2.600	(b)	11/15/29	22,366
75,000	3.250	(b)	11/15/39	62,819
GE HealthCare Technologies, Inc.(d)
100,000	6.377		11/22/52	111,698
STERIS Irish FinCo UnLtd Co.
75,000	2.700		03/15/31	62,742
Stryker Corp.
100,000	1.950		06/15/30	84,326
Thermo Fisher Scientific, Inc.
25,000	1.750		10/15/28	21,974

				437,931

Healthcare - Services – 1.7%
Adventist Health System
30,000	2.952		03/01/29	26,674
Banner Health
120,000	2.338		01/01/30	103,846
Baylor Scott & White Holdings, Series 2021
40,000	1.777		11/15/30	32,388
Centene Corp.
150,000	4.250	(b)	12/15/27	144,503
110,000	2.625	(b)	08/01/31	89,171
CommonSpirit Health
225,000	6.461		11/01/52	258,453
HCA, Inc.
80,000	3.500		09/01/30	71,267
Humana, Inc.
50,000	5.500		03/15/53	50,816
Rush Obligated Group, Series 2020
60,000	3.922		11/15/29	55,630
Stanford Health Care, Series 2020
40,000	3.310		08/15/30	36,345
Sutter Health, Series 20A
40,000	2.294		08/15/30	33,543
UnitedHealth Group, Inc.
275,000	5.300	(b)	02/15/30	289,677
525,000	5.350	(b)	02/15/33	557,954
100,000	5.875	(b)	02/15/53	112,400
168,000	5.050	(b)	04/15/53	169,812

				2,032,479

Home Builders – 0.1%
Lennar Corp.
70,000	4.750		11/29/27	69,221

Insurance – 0.3%
American International Group, Inc.
25,000	3.400		06/30/30	22,407
Arch Capital Group US, Inc.
36,000	5.144		11/01/43	33,276

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Insurance – (continued)
Berkshire Hathaway Finance Corp.
$75,000	1.850%		03/12/30	$ 64,420
Marsh & McLennan Cos., Inc.
50,000	4.375		03/15/29	49,657
Principal Financial Group, Inc.
50,000	3.100	(b)	11/15/26	47,785
75,000	2.125	(b)	06/15/30	62,508
Willis North America, Inc.
25,000	2.950		09/15/29	21,910

				301,963

Internet – 0.8%
Amazon.com, Inc.
335,000	5.200	(b)	12/03/25	341,630
45,000	4.800	(b)	12/05/34	46,804
15,000	3.875	(b)	08/22/37	13,974
50,000	3.100	(b)	05/12/51	37,904
Expedia Group, Inc.
25,000	4.625	(b)	08/01/27	24,586
35,000	3.800	(b)	02/15/28	33,168
14,000	2.950	(b)	03/15/31	11,667
Meta Platforms, Inc.
250,000	3.500	(b)	08/15/27	241,337
88,000	3.850	(b)	08/15/32	82,420
Netflix, Inc.(d)
90,000	4.875		06/15/30	89,758

				923,248

Iron/Steel – 0.1%
Steel Dynamics, Inc.
20,000	2.400	(b)	06/15/25	18,940
50,000	1.650	(b)	10/15/27	43,120

				62,060

Lodging – 0.3%
Hyatt Hotels Corp.
75,000	1.800		10/01/24	70,893
Marriott International, Inc.
125,000	5.000		10/15/27	125,285
Marriott International, Inc., Series HH
125,000	2.850		04/15/31	106,516

				302,694

Machinery-Diversified – 0.1%
Otis Worldwide Corp.
25,000	2.293	(b)	04/05/27	22,753
150,000	2.565	(b)	02/15/30	131,562

				154,315

Media – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
320,000	4.908		07/23/25	316,473

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Media – (continued)
Comcast Corp.
$25,000	3.700	%(b)	04/15/24	$ 24,710
45,000	3.375	(b)	08/15/25	43,972
50,000	3.950	(b)	10/15/25	49,433
25,000	3.300	(b)	02/01/27	24,135
75,000	3.300	(b)	04/01/27	72,101
225,000	3.150	(b)	02/15/28	213,579
125,000	4.150	(b)	10/15/28	123,668
25,000	3.750	(b)	04/01/40	21,486
25,000	4.700	(b)	10/15/48	23,705
Fox Corp.
25,000	4.030	(b)	01/25/24	24,727
25,000	4.709	(b)	01/25/29	24,778
Walt Disney Co. (The)
25,000	3.700		09/15/24	24,676

				987,443

Mining – 0.1%
Newmont Corp.
75,000	2.250		10/01/30	62,968

Miscellaneous Manufacturing – 0.2%
Eaton Corp.
175,000	4.150		03/15/33	168,655
General Electric Co., MTN
50,000	6.750		03/15/32	56,769

				225,424

Oil & Gas – 0.0%
Continental Resources, Inc.
31,000	4.500		04/15/23	30,978
Phillips 66
25,000	1.300		02/15/26	22,685

				53,663

Packaging & Containers – 0.0%
Berry Global, Inc.
50,000	1.570		01/15/26	45,425

Pharmaceuticals – 1.4%
AbbVie, Inc.
49,000	4.300	(b)	05/14/36	46,067
125,000	4.050	(b)	11/21/39	111,559
148,000	4.250	(b)	11/21/49	130,570
AmerisourceBergen Corp.
75,000	3.450		12/15/27	71,233
Becton Dickinson and Co.
12,000	3.363	(b)	06/06/24	11,779
100,000	2.823	(b)	05/20/30	89,177
Bristol-Myers Squibb Co.
75,000	2.950	(b)	03/15/32	67,633
25,000	4.250	(b)	10/26/49	22,681
Cigna Group (The)
50,000	2.400	(b)	03/15/30	43,378

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals – (continued)
Cigna Group (The) – (continued)
$250,000	2.375	%(b)	03/15/31	$ 211,245
125,000	4.800	(b)	08/15/38	121,244
75,000	4.900	(b)	12/15/48	70,574
CVS Health Corp.
25,000	2.625	(b)	08/15/24	24,276
350,000	2.125	(b)	09/15/31	285,687
175,000	4.780	(b)	03/25/38	166,740
16,000	5.125	(b)	07/20/45	15,164
Pfizer, Inc.
75,000	3.450		03/15/29	72,420
Zoetis, Inc.
45,000	3.000	(b)	09/12/27	42,623
150,000	2.000	(b)	05/15/30	126,187

				1,730,237

Pipelines – 1.2%
Energy Transfer LP
15,000	4.250	(b)	04/01/24	14,809
50,000	2.900	(b)	05/15/25	47,658
25,000	5.250	(b)	04/15/29	24,937
275,000	5.750	(b)	02/15/33	280,818
5,000	6.000	(b)	06/15/48	4,768
Energy Transfer LP, Series 5Y
75,000	4.200		09/15/23	74,552
Kinder Morgan, Inc.
275,000	4.300		03/01/28	270,253
MPLX LP
75,000	2.650	(b)	08/15/30	63,713
35,000	4.500	(b)	04/15/38	31,048
25,000	5.500	(b)	02/15/49	23,272
Plains All American Pipeline LP / PAA Finance Corp.
35,000	3.850	(b)	10/15/23	34,634
25,000	3.800	(b)	09/15/30	22,299
Sabine Pass Liquefaction LLC
75,000	5.625	(b)	03/01/25	75,471
75,000	5.000	(b)	03/15/27	74,726
Targa Resources Corp.
55,000	4.200		02/01/33	49,393
Western Midstream Operating LP
75,000	3.350	(b)	02/01/25	71,707
25,000	5.450	(b)	04/01/44	21,821
20,000	5.300	(b)	03/01/48	17,071
Williams Cos., Inc. (The)
25,000	3.900	(b)	01/15/25	24,552
35,000	4.000	(b)	09/15/25	34,236
125,000	5.650	(b)	03/15/33	129,080

				1,390,818

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts – 1.5%
Agree LP
$170,000	4.800%		10/01/32	$ 160,764
Alexandria Real Estate Equities, Inc.
25,000	3.375		08/15/31	21,965
American Homes 4 Rent LP
50,000	4.900	(b)	02/15/29	48,151
30,000	2.375	(b)	07/15/31	23,902
American Tower Corp.
75,000	3.375	(b)	05/15/24	73,407
100,000	2.400	(b)	03/15/25	94,861
75,000	2.100	(b)	06/15/30	61,113
Crown Castle, Inc.
85,000	3.150	(b)	07/15/23	84,439
60,000	3.650	(b)	09/01/27	56,893
CubeSmart LP
45,000	4.000	(b)	11/15/25	43,316
60,000	2.500	(b)	02/15/32	48,252
Essex Portfolio LP
50,000	3.000		01/15/30	43,908
Healthcare Realty Holdings LP
25,000	2.050		03/15/31	18,964
Host Hotels & Resorts LP, Series J
71,000	2.900		12/15/31	55,434
Invitation Homes Operating Partnership LP
75,000	2.300	(b)	11/15/28	62,755
195,000	2.000	(b)	08/15/31	149,744
Kilroy Realty LP
20,000	4.750		12/15/28	16,972
Mid-America Apartments L.P.
50,000	1.700		02/15/31	39,653
National Retail Properties, Inc.
35,000	3.900	(b)	06/15/24	34,330
45,000	4.000	(b)	11/15/25	43,568
Prologis L.P.
25,000	1.750	(b)	07/01/30	20,301
125,000	4.625	(b)	01/15/33	122,913
Realty Income Corp.
25,000	3.950		08/15/27	24,100
Regency Centers LP
100,000	2.950		09/15/29	86,555
Spirit Realty LP
75,000	3.400		01/15/30	64,266
UDR, Inc., MTN
25,000	2.100	(b)	08/01/32	19,230
100,000	1.900	(b)	03/15/33	74,793
Ventas Realty LP
45,000	3.500		02/01/25	43,337

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts – (continued)
WP Carey, Inc.
$20,000	4.600	%(b)	04/01/24	$ 19,577
30,000	4.000	(b)	02/01/25	29,279
25,000	3.850	(b)	07/15/29	23,189
25,000	2.400	(b)	02/01/31	20,385

				1,730,316

Retail – 1.6%
7-Eleven, Inc.(d)
100,000	1.300		02/10/28	85,060
AutoNation, Inc.
83,000	4.500	(b)	10/01/25	80,983
25,000	1.950	(b)	08/01/28	20,777
Dollar Tree, Inc.
50,000	4.000	(b)	05/15/25	49,039
50,000	4.200	(b)	05/15/28	48,657
Home Depot, Inc. (The)
25,000	3.900	(b)	12/06/28	24,624
375,000	4.500	(b)	09/15/32	377,446
25,000	4.250	(b)	04/01/46	22,708
Lowe’s Cos., Inc.
25,000	3.100	(b)	05/03/27	23,743
75,000	1.700	(b)	09/15/28	64,925
300,000	3.750	(b)	04/01/32	275,285
375,000	5.000	(b)	04/15/33	374,580
25,000	3.000	(b)	10/15/50	16,597
50,000	4.250	(b)	04/01/52	41,108
McDonald’s Corp.
79,000	4.600		09/09/32	79,919
McDonald’s Corp., MTN
25,000	4.200		04/01/50	22,000
Starbucks Corp.
75,000	3.800	(b)	08/15/25	73,917
100,000	4.000	(b)	11/15/28	97,689
68,000	3.000	(b)	02/14/32	60,285
Tractor Supply Co.
50,000	1.750		11/01/30	39,699
Walgreens Boots Alliance, Inc.
41,000	4.100		04/15/50	30,662

				1,909,703

Semiconductors – 0.6%
Applied Materials, Inc.
25,000	1.750		06/01/30	20,999
Broadcom, Inc.
74,000	4.150	(b)(d)	04/15/32	67,472
100,000	3.419	(b)(d)	04/15/33	83,648
50,000	3.469	(b)(d)	04/15/34	41,084
162,000	3.137	(b)(d)	11/15/35	124,846
100,000	3.500	(b)(d)	02/15/41	75,358

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Semiconductors – (continued)
Intel Corp.
$175,000	5.200	%(b)	02/10/33	$ 177,974
75,000	3.050	(b)	08/12/51	51,248
Micron Technology, Inc.
50,000	2.703		04/15/32	40,010

				682,639

Software – 1.7%
Adobe, Inc.
50,000	2.150	(b)	02/01/27	46,486
75,000	2.300	(b)	02/01/30	66,565
Fiserv, Inc.
100,000	2.750	(b)	07/01/24	97,054
25,000	4.200	(b)	10/01/28	24,221
Intuit, Inc.
25,000	1.350		07/15/27	22,222
Oracle Corp.
150,000	4.500	(b)	05/06/28	148,235
34,000	2.950	(b)	04/01/30	30,017
175,000	4.650	(b)	05/06/30	170,402
275,000	2.875	(b)	03/25/31	235,328
250,000	6.250	(b)	11/09/32	268,344
157,000	4.900	(b)	02/06/33	153,747
225,000	6.900	(b)	11/09/52	252,209
50,000	3.850	(b)	04/01/60	34,884
Roper Technologies, Inc.
50,000	4.200		09/15/28	49,194
ServiceNow, Inc.
125,000	1.400		09/01/30	100,752
Take-Two Interactive Software, Inc.
85,000	3.700		04/14/27	82,189
VMware, Inc.
25,000	1.800	(b)	08/15/28	21,112
100,000	2.200	(b)	08/15/31	79,010
Workday, Inc.
75,000	3.500	(b)	04/01/27	71,799
25,000	3.800	(b)	04/01/32	22,886

				1,976,656

Telecommunications – 2.4%
AT&T, Inc.
288,000	2.300	(b)	06/01/27	263,874
150,000	4.350	(b)	03/01/29	146,883
50,000	2.750	(b)	06/01/31	43,040
478,000	2.550	(b)	12/01/33	384,510
25,000	4.900	(b)	08/15/37	23,847
60,000	4.850	(b)	03/01/39	56,278
75,000	3.500	(b)	06/01/41	59,199
25,000	4.350	(b)	06/15/45	21,325
25,000	5.150	(b)	11/15/46	24,111

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Telecommunications – (continued)
AT&T, Inc. – (continued)
$25,000	4.500	%(b)	03/09/48	$ 21,542
25,000	3.650	(b)	06/01/51	18,923
25,000	3.500	(b)	09/15/53	18,154
T-Mobile USA, Inc.
49,000	3.500	(b)	04/15/25	47,644
75,000	1.500	(b)	02/15/26	68,554
153,000	3.750	(b)	04/15/27	147,126
25,000	4.750	(b)	02/01/28	24,721
175,000	2.050	(b)	02/15/28	155,442
83,000	3.875	(b)	04/15/30	77,845
75,000	2.875	(b)	02/15/31	64,681
75,000	3.500	(b)	04/15/31	67,445
500,000	5.200	(b)	01/15/33	508,876
25,000	3.000	(b)	02/15/41	18,511
Verizon Communications, Inc.
145,000	4.329		09/21/28	143,146
200,000	3.875	(b)	02/08/29	193,163
50,000	3.150	(b)	03/22/30	45,550
125,000	2.550	(b)	03/21/31	106,494
153,000	2.355	(b)	03/15/32	125,528

				2,876,412

Transportation – 0.4%
Burlington Northern Santa Fe LLC
25,000	4.050		06/15/48	21,925
CSX Corp.
175,000	3.800	(b)	03/01/28	170,742
100,000	4.100	(b)	11/15/32	96,325
FedEx Corp.
45,000	3.400	(b)	02/15/28	42,632
75,000	5.250	(b)	05/15/50	73,490
Union Pacific Corp.
125,000	2.800		02/14/32	109,878

				514,992

TOTAL CORPORATE BONDS (Cost $36,516,858)				$ 34,316,407

Foreign Bonds – 5.2%
Agriculture – 0.1%
BAT Capital Corp. (United Kingdom)
$25,000	3.222%		08/15/24	$ 24,271
100,000	2.259		03/25/28	85,885
25,000	4.540		08/15/47	18,581

				128,737

Banks – 2.2%
Banco Santander SA (Spain)
200,000	2.746		05/28/25	188,191
Barclays PLC(c) (United Kingdom)
(SOFR + 2.71%)
200,000	2.852		05/07/26	186,891

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Banks – (continued)
BNP Paribas SA (France)
$200,000	3.375	%(d)	01/09/25	$ 191,923
(SOFR + 1.00%)
200,000	1.323	(c)(d)	01/13/27	176,840
BPCE SA(c)(d) (France)
(SOFR + 1.73%)
250,000	3.116		10/19/32	190,456
Credit Suisse AG (Switzerland)
250,000	1.250		08/07/26	211,660
Credit Suisse Group AG (Switzerland)
250,000	4.550		04/17/26	229,706
(SOFR + 5.02%)
250,000	9.016	(c)(d)	11/15/33	297,122
Deutsche Bank AG(c) (Germany)
(SOFR + 2.16%)
150,000	2.222		09/18/24	145,897
HSBC Holdings PLC(c) (United Kingdom)
(SOFR + 1.54%)
200,000	1.645		04/18/26	182,744
ING Groep NV(c)(d) (Netherlands)
(US 1 Year CMT T-Note + 1.10%)
200,000	1.400		07/01/26	182,994
Macquarie Group Ltd.(c)(d) (Australia)
(SOFR + 1.07%)
50,000	1.340		01/12/27	44,631
Toronto-Dominion Bank (The) (Canada)
175,000	4.456		06/08/32	169,540
UBS Group AG(c)(d) (Switzerland)
(US 1 Year CMT T-Note + 1.10%)
200,000	2.746		02/11/33	160,633
Westpac Banking Corp.(c) (Australia)
(US Treasury Yield Curve Rate T-Note Constant Maturity + 2.00%)
25,000	4.110		07/24/34	22,356
Westpac Banking Corp.(c), GMTN (Australia)
(5 Year USD Swap + 2.24%)
25,000	4.322		11/23/31	23,733

				2,605,317

Beverages – 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
260,000	4.700		02/01/36	258,245
192,000	4.900		02/01/46	187,601
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
175,000	4.750		01/23/29	178,759
25,000	4.950		01/15/42	24,713
100,000	4.600		04/15/48	94,723
14,000	5.550		01/23/49	15,117
25,000	4.500		06/01/50	23,387

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Beverages – (continued)
JDE Peet’s NV(d) (Netherlands)
$150,000	1.375%		01/15/27	$ 130,118

				912,663

Biotechnology – 0.0%
CSL Finance PLC(d) (Australia)
25,000	3.850		04/27/27	24,391

Commercial Services – 0.1%
DP World Crescent Ltd., Series EMTN (United Arab Emirates)
200,000	3.875		07/18/29	188,413

Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450		10/29/26	224,371
225,000	3.000		10/29/28	196,204
Avolon Holdings Funding Ltd. (Ireland)
25,000	3.950	(d)	07/01/24	24,311
100,000	2.875	(d)	02/15/25	93,721
25,000	4.250	(d)	04/15/26	23,417

				562,024

Electric – 0.2%
Korea Hydro & Nuclear Power Co. Ltd.(d) (South Korea)
220,000	4.250		07/27/27	217,143

Machinery-Construction & Mining – 0.1%
Weir Group PLC (The)(d) (United Kingdom)
200,000	2.200		05/13/26	180,120

Mining – 0.3%
Glencore Funding LLC (Australia)
75,000	4.125	(d)	03/12/24	74,191
25,000	4.625	(d)	04/29/24	24,826
75,000	1.625	(d)	04/27/26	67,806
150,000	2.625	(d)	09/23/31	123,087
Newcrest Finance Pty Ltd.(d) (Australia)
25,000	3.250		05/13/30	21,930
Teck Resources Ltd. (Canada)
18,000	3.900		07/15/30	16,517

				328,357

Oil & Gas – 0.2%
Saudi Arabian Oil Co. (Saudi Arabia)
220,000	3.500		04/16/29	205,329

Pharmaceuticals – 0.2%
Bayer US Finance II LLC(d) (Germany)
200,000	3.875		12/15/23	197,709

Pipelines – 0.3%
Enbridge, Inc. (Canada)
111,000	5.700		03/08/33	115,456
125,000	2.500		08/01/33	100,609

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
$193,306	2.940%	09/30/40	$ 156,131

			372,196

Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000	3.400	05/01/30	22,476
125,000	2.500	05/11/31	103,375
125,000	2.650	02/15/32	102,350
			228,201
Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	03/05/30	21,245
50,000	2.450	12/02/31	43,284

			64,529

TOTAL FOREIGN BONDS (Cost $6,780,095)			$ 6,215,129

Asset- Backed Securities – 4.1%
Collateralized Loan Obligations – 3.3%
Cathedral Lake VIII Ltd., Series 2021-8A, Class C(c)(d)
(3 Mo. LIBOR + 2.620%) (Cayman Islands)
$200,000	7.428	01/20/35	$ 191,214
CBAM Ltd., Series 2018-5A, Class A(c)(d)
(3 Mo. LIBOR + 1.020%) (Cayman Islands)
525,000	5.812	04/17/31	515,870
CFIP CLO Ltd., Series 2021-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.220%) (Cayman Islands)
700,000	6.028	01/20/35	676,880
CFIP CLO Ltd., Series 2021-1A, Class C1(c)(d)
(3 Mo. LIBOR + 2.400%) (Cayman Islands)
300,000	7.208	01/20/35	278,298
Crown City CLO I, Series 2020-1A, Class A1AR(c)(d)
(3 Mo. LIBOR + 1.190%) (Cayman Islands)
250,000	5.998	07/20/34	242,503
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A(c)(d)
(3 Mo. LIBOR + 1.240%)
425,000	6.032	07/15/36	413,097
HalseyPoint CLO Ltd., Series 2020-3A, Class A1A(c)(d)
(3M USD LIBOR + 1.450%) (Cayman Islands)
250,000	6.252	11/30/32	246,713
Jamestown CLO XV Ltd., Series 2020-15A, Class A(c)(d)
(3 Mo. LIBOR + 1.340%) (Cayman Islands)
300,000	6.132	04/15/33	295,230
Marble Point CLO XVII Ltd., Series 2020-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.300%) (Cayman Islands)
500,000	6.108	04/20/33	489,652
Pikes Peak CLO Ltd., Series 2023-12A, Class A(c)(d)
(TSFR3M + 2.100%) (United Kingdom)
350,000	7.037	04/20/36	349,709

Principal Amount	Interest Rate		Maturity Date	Value

Asset- Backed Securities – (continued)
Venture CLO Ltd., Series 2020-39A, Class A1(c)(d)
(3 Mo. LIBOR + 1.280%) (Cayman Islands)
$275,000	6.072%		04/15/33	$ 268,344

				3,967,510

Diversified Financial Services – 0.6%
Benefit Street Partners CLO Xxx Ltd., Series 2023-30A, Class A(c)(d)
(TSFR3M + 2.100%) (United Kingdom)
350,000	6.805		04/25/36	347,331
Hyundai Auto Lease Securitization Trust 2021-B, Series 2021-B, Class A4(d)
300,000	0.380		08/15/25	291,608

				638,939

Collateralized Debt Obligations – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A(c)(d)
(SOFR + 1.450%) (Cayman Islands)
$250,000	6.008		01/15/37	$ 245,521

TOTAL ASSET- BACKED SECURITIES (Cost $4,963,183)				$ 4,851,970

U.S. Government Agency Securities – 2.7%
Federal Farm Credit Banks Funding Corp.
$460,000	2.900	%(f)	04/12/32	$ 417,120
230,000	3.300	(f)	05/19/32	214,058
130,000	3.500	(f)	09/01/32	122,173
600,000	2.850	(f)	03/28/34	527,156
340,000	3.080	(f)	03/30/37	294,310
Federal Home Loan Banks
100,000	3.375	(f)	12/08/23	98,894
250,000	3.375	(f)	09/10/32	232,812
430,000	4.750	(f)	12/10/32	453,145
Federal National Mortgage Associations
400,000	1.875	(f)	09/24/26	374,575
400,000	6.250	(f)	05/15/29	453,561

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,427,919)				$ 3,187,804

Commercial Mortgage-Backed Securities – 1.4%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS(c)
$150,000	2.778%		11/15/54	$ 116,173
BANK Series 2019-BN21, Class A5
150,000	2.851		10/17/52	129,884
BANK Series 2021-BN32, Class A5
150,000	2.643		04/15/54	125,133
BANK Series 2022-BNK43, Class A5
200,000	4.399		08/15/55	188,883
BBCMS Mortgage Trust Series 2022-C17, Class A5
450,000	4.441		09/15/55	427,941
Bx Trust Series 2022-PSB, Class A(c) (TSFR1M + 2.451%)(d)
98,856	7.278		08/15/39	97,867

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)
BX Trust Series 2021-ARIA, Class C(c) (1 Mo. LIBOR + 1.646%)(d)
$150,000	6.330%	10/15/36	$ 140,076
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
100,000	3.006	01/15/53	86,597
DOLP Trust Series 2021-NYC, Class A(d)
200,000	2.956	05/10/41	160,219
EQUS Mortgage Trust Series 2021-EQAZ, Class A(c) (1 Mo. LIBOR + 0.755%)(d)
199,996	5.439	10/15/38	192,330

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,890,802)			$ 1,665,103

Foreign Government Securities – 1.2%
Sovereign – 1.2%
Indonesia Government International Bond(b)
$200,000	4.850%	01/11/33	$ 198,789
200,000	3.050	03/12/51	147,022
Israel Government AID Bond
200,000	5.500 (g)	12/04/23	200,587
100,000	5.500 (g)	04/26/24	100,887
Mexico Government International Bond(b)
400,000	3.250	04/16/30	357,700
110,000	1.450	10/25/33	85,766
200,000	4.280	08/14/41	163,912
Peruvian Government International Bond(b)
50,000	3.230	07/28/21	29,760
Romanian Government International Bond(d)
40,000	3.000	02/27/27	36,426
10,000	2.124	07/16/31	7,903
30,000	2.625	12/02/40	18,789
10,000	4.625	04/03/49	7,985
Romanian Government International Bond, Series EMTN
50,000	2.875	03/11/29	46,067
Uruguay Government International Bond(b)
50,000	4.375	01/23/31	49,731
			1,451,324

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,689,898)			$1,451,324

Municipal Bonds – 1.1%
Arizona – 0.0%
City of Tucson AZ
$25,000	1.932%	07/01/31	$ 20,379

California – 0.5%
Bay Area Toll Authority
30,000	1.633	04/01/28	26,410
California Health Facilities Financing Authority
125,000	3.478	06/01/29	117,069
100,000	3.790	06/01/32	92,707
California Statewide Communities Development Authority
50,000	1.877	02/01/31	39,702

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Municipal Improvement Corp. of Los Angeles
$35,000	1.648%	11/01/28	$ 29,806
80,000	2.074	11/01/30	66,423
Port of Oakland
80,000	2.199	05/01/31	66,983
San Francisco Municipal Transportation Agency
30,000	1.302	03/01/28	25,504
San Jose Financing Authority
25,000	1.812	06/01/29	21,088
25,000	1.862	06/01/30	20,587
State of California
105,000	7.625	03/01/40	135,740

			642,019

Florida – 0.1%
State Board of Administration Finance Corp.
70,000	2.154	07/01/30	59,362

Illinois – 0.2%
Chicago O’Hare International Airport
85,000	2.346	01/01/30	74,018
State of Illinois GO Bonds
25,000	5.100	06/01/33	24,939
92,857	7.350	07/01/35	101,926

			200,883

Louisiana – 0.1%
City of New Orleans LA Water System Revenue
25,000	1.008	12/01/26	21,912
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022-ELL A
140,000	4.275	02/01/36	133,289

			155,201

New York – 0.0%
City of New York NY
40,000	1.940	03/01/29	34,799
Metropolitan Transportation Authority
25,000	5.989	11/15/30	26,762
New York City Transitional Finance Authority Future Tax Secured Revenue
10,000	3.590	08/01/27	9,662

			71,223

Ohio – 0.1%
American Municipal Power, Inc.
95,000	6.270	02/15/50	106,106

Texas – 0.1%
City of Houston TX Airport System Revenue
30,000	2.235	07/01/29	26,080

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
City of Houston TX Airport System Revenue – (continued)
$40,000	2.285%		07/01/30	$ 34,091

				60,171

TOTAL MUNICIPAL BONDS (Cost $1,401,152)				$ 1,315,344

Collateralized Mortgage Obligations – 0.4%
Alternative Loan Trust Series 2005-38, Class A1(c) (1 Year CMT + 1.500%)
40,450	4.638		09/25/35	35,994
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(c) (SOFR + 1.550%)(d)
44,000	6.110		10/25/41	42,792
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(c) (SOFR + 1.650%)(d)
42,000	6.210		12/25/41	39,782
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1(c) (SOFR + 1.900%)(d)
40,197	6.460		04/25/42	40,116
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2(c) (SOFR + 3.000%)(d)
36,000	7.560		04/25/42	35,110
Federal Home Loan Mortgage Corporation Series 2020-DNA5, Class M2(c) (SOFR + 2.800%)(d)
13,144	7.360		10/25/50	13,300
Federal Home Loan Mortgage Corporation Series 2021-DNA5, Class M2(c) (SOFR + 1.650%)(d)
23,492	6.210		01/25/34	22,993
Federal Home Loan Mortgage Corporation Series 2022-DNA1, Class M1A(c) (SOFR + 1.000%)(d)
85,114	5.560		01/25/42	83,471
Federal Home Loan Mortgage Corporation Series 2022-DNA3, Class M1A(c) (SOFR + 2.000%)(d)
33,478	6.560		04/25/42	33,477
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)(d)
92,594	2.500		10/25/51	75,244
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)(d)
6,227	3.500		07/25/49	5,658

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $458,326)				$ 427,937

U.S. Treasury Obligations – 22.5%
U.S. Treasury Bill
$2,421,800	–	%(f)	05/04/23	$ 2,412,191
U.S. Treasury Bonds
1,640,000	3.125	(f)	11/15/41	1,494,450
1,550,000	2.750	(f)	08/15/42	1,317,742
2,310,000	2.750	(f)	11/15/42	1,957,725
230,000	3.000	(f)	02/15/49	201,322
230,000	2.875	(f)	05/15/49	196,758
420,000	2.250	(f)	08/15/49	315,722

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Bonds (continued)
$2,930,000	2.375	%(f)	11/15/49	$ 2,263,883
610,000	2.000	(f)	02/15/50	432,337
480,000	2.375	(f)	05/15/51	368,550
170,000	2.000	(f)	08/15/51	119,584
160,000	2.250	(f)	02/15/52	119,375
1,630,000	4.000	(f)	11/15/52	1,730,602
U.S. Treasury Notes
1,810,000	0.750	(f)	11/15/24	1,710,804
1,030,000	0.375	(f)	12/31/25	938,829
4,050,000	0.750	(f)	03/31/26	3,705,750
1,720,000	0.625	(f)	07/31/26	1,551,494
1,010,000	1.125	(f)	10/31/26	921,388
2,040,000	1.250	(f)	11/30/26	1,866,281
1,050,000	0.500	(f)	06/30/27	919,735
140,000	1.250	(f)	03/31/28	124,884
970,000	2.875	(f)	05/15/28	935,747
1,180,000	1.250	(f)	06/30/28	1,047,434
250,000	3.125	(f)	11/15/28	243,711

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,619,823)				$ 26,896,298

Shares	Dividend Rate			Value

Investment Company – 1.5%(h)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,833,443	4.725%			$ 1,833,443
(Cost $1,833,443)

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments(d) – 0.4%
Commercial Paper – 0.4%
Macquarie Bank Ltd. (SOFR + 0.450%)(d)
$500,000	5.320%		04/06/23	$ 500,016

TOTAL SHORT-TERM INVESTMENTS (Cost $500,003)				$ 500,016

TOTAL INVESTMENTS – 122.0% (Cost $152,598,268)				$145,755,092

LIABILITIES IN EXCESS OF ASSETS – (22.0)%				(26,290,207)

NET ASSETS – 100.0%				$119,464,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $25,670,027 which represents approximately 21.5% of the Fund’s net assets as of March 31, 2023.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2023.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Step coupon.

(f)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(g)	Guaranteed by the United States Government. Total market value of $301,474, which represents 0.3% of net assets as of March 31, 2023.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	EUR	675,915	USD	720,232	4/3/2023	$12,840
Morgan Stanley Co., Inc.	GBP	231,453	USD	280,205	5/16/2023	5,578
Morgan Stanley Co., Inc.	SEK	2,526,210	USD	241,618	5/26/2023	2,498
Morgan Stanley Co., Inc.	CAD	290,283	USD	213,673	6/1/2023	1,326
Morgan Stanley Co., Inc.	AUD	125,017	USD	83,664	6/6/2023	106
Morgan Stanley Co., Inc.	JPY	11,817,652	USD	89,276	6/7/2023	613
Morgan Stanley Co., Inc.	USD	120,285	JPY	15,679,426	6/7/2023	1,021
Morgan Stanley Co., Inc.	JPY	40,216,940	USD	305,391	6/21/2023	1,156
Morgan Stanley Co., Inc.	NOK	114,269	USD	1,188,839	6/21/2023	301
Morgan Stanley Co., Inc.	USD	117,319	AUD	173,680	6/21/2023	876
Morgan Stanley Co., Inc.	USD	1,068,760	EUR	975,891	6/26/2023	5,228

TOTAL						$31,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	EUR	83,749	USD	91,581	4/3/2023	$(749)
Morgan Stanley Co., Inc.	USD	987,455	EUR	926,696	4/3/2023	(17,604)
Morgan Stanley Co., Inc.	USD	288,557	GBP	238,351	5/16/2023	(5,744)
Morgan Stanley Co., Inc.	USD	245,639	SEK	2,568,250	5/26/2023	(2,540)
Morgan Stanley Co., Inc.	USD	210,593	CAD	286,098	6/1/2023	(1,307)
Morgan Stanley Co., Inc.	USD	159,072	AUD	240,548	6/6/2023	(2,112)
Morgan Stanley Co., Inc.	USD	164,470	CAD	223,834	6/21/2023	(1,370)
Morgan Stanley Co., Inc.	CHF	325,025	USD	359,283	6/21/2023	(905)
Morgan Stanley Co., Inc.	USD	163,287	EUR	152,269	6/21/2023	(2,612)
Morgan Stanley Co., Inc.	USD	142,848	GBP	120,297	6/21/2023	(5,788)
Morgan Stanley Co., Inc.	USD	116,499	NZD	190,306	6/21/2023	(2,495)
Morgan Stanley Co., Inc.	USD	123,465	SEK	1,312,524	6/21/2023	(3,532)
Morgan Stanley Co., Inc.	EUR	811,511	USD	889,046	6/26/2023	(4,656)

TOTAL						$(51,414)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	2.000%	TBA-30yr	04/15/53	$(6,000,000)	$(4,957,685)
Federal National Mortgage Association	2.000	TBA-30yr	05/15/53	(3,000,000)	(2,481,630)
Federal National Mortgage Association	3.000	TBA-30yr	04/15/53	(5,000,000)	(4,483,596)
Federal National Mortgage Association	4.500	TBA-30yr	04/15/53	(6,000,000)	(5,877,185)
Federal National Mortgage Association	5.500	TBA-30yr	04/15/53	(7,000,000)	(7,071,092)
Federal National Mortgage Association	6.000	TBA-30yr	04/15/53	(3,000,000)	(3,061,524)
Government National Mortgage Association	6.000	TBA-30yr	04/15/53	(1,000,000)	(1,018,726)

Total (Proceed Receivable $(28,606,875))					$(28,951,438)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	48	06/21/23	$5,523,000	$76,175
U.S. Treasury 2 Year Note	57	06/30/23	11,776,289	83,249
U.S. Treasury 5 Year Note	34	06/30/23	3,728,047	21,131
U.S. Treasury Ultra Bond	8	06/21/23	1,133,250	21,766

Total				202,321

Short position contracts:
EURO-BOBL Future	(4)	06/08/23	(512,058)	481
EURO-SCHATZ Future	(3)	06/08/23	(344,009)	(3,482)
FED FUND 30DAY Future	(4)	09/29/23	(1,587,377)	1,137
Long Gilt Future	(2)	06/28/23	(256,367)	(344)
U.S. Treasury 10 Year Ultra Note	(27)	06/21/23	(3,274,172)	(113,863)
U.S. Treasury Long Bond	(8)	06/21/23	(1,050,750)	(29,121)

Total				(145,192)

Total Futures Contracts				$57,129

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	(1.234)%	Bank of America NA	06/20/2026	USD	175	$2,159	$–	$2,159
Nordstrom, Inc.	1.000	0.896	Bank of America NA	06/20/2024	USD	225	(2,016)	(267)	(1,749)
ICE CD JWN	1.000	2.335	Bank of America NA	12/20/2024	USD	100	(2,335)	(1,927)	(408)
Prudential Financial, Inc.	1.000	(0.282)	Bank of America NA	06/20/2027	USD	75	211	230	(19)
ICE MEX	1.000	0.807		06/20/2028	USD	210	(1,695)	(1,953)	258
Republic of Indonesia	1.000	(0.299)		06/20/2028	USD	200	598	(153)	751
Republic of Chile	1.000	0.144		06/20/2028	USD	90	(129)	(188)	59
Markit CDX North America Investment Grade Index	1.000	(0.950)	Bank of America NA	06/20/2025	USD	4,500	42,742	9,935	32,807
Markit CDX North America Investment Grade Index	1.000	(1.375)	Bank of America NA	12/20/2025	USD	575	7,904	–	7,904
Markit CDX North America Investment Grade Index	1.000	(1.383)	Bank of America NA	06/20/2026	USD	4,775	66,045	25,461	40,584
ICE CDX Investment Grade Index	1.000	(1.339)	Bank of America NA	12/20/2026	USD	2,900	38,824	45,927	(7,103)

TOTAL							$152,308	$77,065	$75,243

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium Paid	Unrealized Appreciation

0.000(b)	6 Month NIBOR	03/13/2025	EUR	280	$1,561	$—	$1,561
0.000(b)	6 Month NIBOR	03/15/2025	USD	430	3,976	4,296	(320)
1 Day SOFR(b)	0.000	11/30/2026	USD	2,160	(8,263)	(1,489)	(6,774)
6 Month NIBOR(b)	0.000	03/01/2027	USD	2,030	(342)	(189)	(153)
6 Month NIBOR(b)	0.000	09/30/2027	USD	470	(6,903)	(6,101)	(802)
3.500(b)	6 Month NIBOR	04/13/2028	EUR	350	7,955	3,645	4,310
0.000(b)	1 Day SONIO	06/21/2028	GBP	600	(6,770)	—	(6,770)
12 Month BOJDTR(b)	0.000	06/21/2028	JPY	555,960	21,634	—	21,634
3 Month BA(c)	3.500	06/21/2028	CAD	210	(1,606)	—	(1,606)
1 Day ESTRON(b)	2.350	07/04/2029	EUR	70	1,628	—	1,628
0.000(b)	1 Day SONIO	06/21/2033	GBP	140	(1,961)	—	(1,961)
0.000(b)	1 Day SOFR	06/21/2033	USD	1,370	(16,254)	—	(16,254)
0.000(b)	1 Day SOFR	06/21/2033	CHF	1,160	8,097	—	8,097
1 Day ESTRON(b)	2.500	06/21/2033	EUR	1,210	50,384	—	50,384
12 Month BOJDTR(b)	0.000	06/21/2033	JPY	165,390	21,065	—	21,065
3 Month BA(c)	3.500	06/21/2033	CAD	1,570	(22,365)	(9,601)	(12,764)
3 Month STIBOR(b)	3.250	06/21/2033	SEK	11,370	(38,976)	(30,847)	(8,129)
3.500(b)	12 Month BOJDTR	06/21/2033	NOK	4,130	13,622	8,448	5,174
4.250(c)	6 Month BBR	06/21/2033	AUD	1,990	45,101	—	45,101
FIX3FR(c)	4.750	06/21/2033	NZD	390	(9,380)	(7,471)	(1,909)
2.855(b)	1 Day ESTRON	07/04/2037	EUR	280	(1,687)	1,711	(3,398)
1 Day ESTRON(b)	1.560	07/06/2052	EUR	220	6,649	(60)	6,709

TOTAL					$67,165	$(37,658)	$104,823

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2023.
(b)	Payments made annually.
(c)	Payments made semi-annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAPTIONS — At March 31, 2023, the Portfolio had the following purchased & written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts
Puts
6M IRS	Morgan Stanley Co., Inc.	EUR2.518	10/30/2023	390,000	$390,000	$6,016	$10,359	$(4,343)

Total Purchased Option Contracts				390,000		$6,016	$10,359	$(4,343)

Written Option Contracts
Puts
6M IRS	Morgan Stanley Co., Inc.	EUR1.945	10/30/2023	(160,000)	$(160,000)	$(3,908)	$(10,111)	$6,203
6M IRS	Morgan Stanley Co., Inc.	JPY0.400	01/08/2024	(48,000,000)	(48,000,000)	(3,294)	(1,530)	(1,764)

Total Written Option Contracts				(48,160,000)		$(7,202)	$(11,641)	$4,439

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “Iota”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$63,094,317	$—
Corporate Bonds	—	34,316,407	—
U.S. Treasury Obligations	26,896,298	—	—
Foreign Bonds	—	6,215,129	—
Asset- Backed Securities	—	4,851,970	—
U.S. Government Agency Securities	—	3,187,803	—
Commercial Mortgage-Backed Securities	—	1,665,103	—
Foreign Government Securities	—	1,451,324	—
Municipal Bonds	—	1,315,344	—
Collateralized Mortgage Obligations	—	427,937	—
Investment Company	1,833,443	—	—
Short-Term Investments	—	500,016	—

Total	$28,729,741	$117,025,350	$—

Liabilities
Forward Sales Contracts	—	(28,951,438)	—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$84,522	$—
Forward Foreign Currency Contracts(a)	—	31,543	—
Futures Contracts(a)	203,939	—	—
Interest Rate Swap Contracts(a)	—	165,661	—
Purchased Option Contracts	—	6,016	—

Total	$203,939	$287,742	$—

Derivative Type

Liabilities
Credit Default Swap Contracts(a)	$—	$(9,279)	$—
Forward Foreign Currency Contracts(a)	—	(51,414)	—
Futures Contracts(a)	(146,810)	—	—
Interest Rate Swap Contracts(a)	—	(60,838)	—
Written Option Contracts	—	(7,202)	—

Total	$(146,810)	$(128,733)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.